The Cushing Royalty Energy Income Fund
SUMMARY Cushing® Royalty Energy Income Fund
Investment Objective
The Fund’s investment objective is to seek to produce current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 51 of the Prospectus.
Shareholder Fees (fee paid directly from your investment)
Shareholder Fees The Cushing Royalty Energy Income Fund (USD $)		Class A Shares		Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)		none	[1]	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none		none	none
Redemption Fee (as a percentage of amount redeemed)		2.00%		2.00%	2.00%
Exchange Fee		none		none	none
Wire Transfer Fee	[2]	15		15	15
[1]	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions within twelve (12) months of purchase.
[2]	Investors who have redemption proceeds wired to their bank account will be charged a wire transfer fee of $15. In addition, your bank may charge a fee for receiving wires.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses The Cushing Royalty Energy Income Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.35%	1.35%	1.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.91%	1.91%	1.91%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Deferred Income Tax Expense	[3]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	[2]	3.81%	4.56%	3.56%
Investment Adviser Fee Waiver/Expense Reimbursement	[4]	(1.51%)	(1.51%)	(1.51%)
Total Annual Fund Operating Expenses	[5]	2.30%	3.05%	2.05%
[1]	"Other Expenses" does not reflect deferred and current income tax liability, if any, incurred by the Fund. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of Energy Trusts and E&P MLPs considered to be return of capital and for any net operating gains. The Fund's accrued deferred tax liability is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, depends upon the Fund's net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the ratio of expenses to average net assets included in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.
[3]	Deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investment and such expenses may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. As of November 30, 2013, the Fund had no net operating loss carryforwards and capital loss carryforwards of approximately $1,292,362. For the fiscal year ended November 30, 2013, the Fund accrued approximately $95,176 in net deferred tax expense primarily related to unrealized appreciation on investments.
[4]	The Investment Adviser has agreed to waive a portion of the management fee and reimburse the Fund for certain Fund operating expenses such that total annual fund operating expenses (exclusive of any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.75% for each of Class A Shares, Class C Shares and Class I Shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived and expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees prior to March 31, 2015 and may be modified or terminated by the Investment Adviser at any time after March 31, 2015.
[5]	(after fee waiver expense reimbursement)

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the fee waiver and expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example The Cushing Royalty Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	795	1,541	2,305	4,297
Class C Shares	408	1,242	2,184	4,576
Class I Shares	208	952	1,717	3,728

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption The Cushing Royalty Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	795	1,541	2,305	4,297
Class C Shares	308	1,242	2,184	4,576
Class I Shares	208	952	1,717	3,728

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2013, the Fund’s portfolio turnover rate was 61.96% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes)  in (i) energy-related U.S. royalty trusts and Canadian royalty trusts and exploration and production (“E&P”) companies (collectively, “Energy Trusts”), (ii) E&P master limited partnerships (“MLPs”) and (iii) securities of other companies based in North America that are principally engaged in activities in the energy sector (“Other Energy Companies”, and together with Energy Trusts and MLPs, “Energy Companies”). The Other Energy Companies in which the Fund invests include operations of assets used in gathering, transporting, processing, storing, refining, distributing, mining, or marketing natural gas, natural gas liquids, crude oil or refined petroleum products, as well as other energy companies. The Fund is a non-diversified Fund and it may invest in companies of any market capitalization size.

Because of the Fund’s concentration in Energy Trust and MLP investments, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes.   As a result the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The investment strategy of investing primarily in Energy Trust and MLPs and being treated as a regular corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies.

The Energy Trusts in which the Fund invests are principally U.S. royalty trusts and Canadian royalty trusts and E&P companies.  U.S. royalty trusts manage net royalty and/or net working interests in mature crude oil and natural gas producing properties in the United States. Canadian royalty trusts and E&P companies engage in the acquisition, development and production of crude oil and natural gas in Canada and the U.S.

The Fund also invests in the upstream E&P MLP sector. E&P MLPs are focused on the exploration, development, and acquisition of crude oil and natural gas producing properties, including exploration and production of oil and natural gas at the wellhead for sale to third parties. MLPs are limited partnerships or limited liability companies which receive at least 90% of their income from the development, production, processing, refining, transportation, storage and marketing of natural resources.

The Fund’s Investment Adviser selects a core group of Energy Companies utilizing a proprietary quantitative ranking system and seeks to build a strategically developed core portfolio of Energy Trusts, E&P MLPs and Other Energy Companies to take advantage of the changing dynamics within the upstream energy sector.  The Fund is actively managed, incorporating dynamic quantitative analysis with the Investment Adviser’s proprietary research process.  The Investment Adviser utilizes its vast financial and industry experience to identify the absolute and relative value opportunities across the different upstream energy subsectors that, in the Investment Adviser’s view, present the best investments.  The results of the Investment Adviser’s analysis and comprehensive investment process influences the weightings of positions held by the Fund within each subsector.

The Investment Adviser seeks to invest in Energy Companies that have dividend or distribution yields that, in the Investment Adviser’s view, are attractive relative to comparable companies.  The Investment Adviser seeks to make investments in Energy Companies with operations in the development and production of crude oil and natural gas.  Among other things, the Investment Adviser uses fundamental, proprietary research to seek to identify the most attractive investments with attractive dividend or distribution yields and distribution growth prospects.

The Fund will primarily focus on Energy Companies that manage royalties and net working interests in mature oil and gas producing properties in the United States and Canada.  Unitholders generally receive most of the cash flows from these investments in the form of monthly or quarterly distributions.

The Fund may invest up to 25% of the Fund’s total assets in debt securities, preferred shares and convertible securities of Energy Companies and other issuers provided that such securities are (a) rated, at the time of investment, at least (i) B3 by Moody’s Investors Service, Inc. (“Moody’s”), (ii) B- by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”), or (iii) of a comparable rating by another Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) with respect to up to 10% of its total assets, in debt securities, preferred shares and convertible securities that have lower ratings or are unrated at the time of investment. Debt securities rated below investment grade (such as those rated Ba or lower by Moody’s and BB or lower by S&P) are commonly referred to as “high yield” securities or “junk bonds” and are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations, and involve major risk exposure to adverse conditions.  The Fund may invest in debt securities of any maturity or duration.

In calculating the Fund’s daily net asset value in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances. Any deferred tax liability balance will reduce the Fund’s net asset value. Any deferred tax asset balance will increase the Fund’s net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. See “Net Asset Value,” “Tax Matters” and “Additional Information About the Funds’ Investment Strategies and Related Risks of the Funds — Principal Risks of Investing in the Funds — Tax Risks” in the Prospectus for additional information.”
Principal Risks of Investing in the Fund
The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. The value of your investment in the Fund will fluctuate, sometimes dramatically, which means you could lose money.  See “Additional Information About the Funds’ Investment Strategies and Related Risks of the Funds” in the Prospectus for more information about these and other risks of investing in the Fund.

Market Risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Energy Companies Risks. Under normal circumstances, the Fund concentrates its investments in the energy sector, with an emphasis on securities issued by Energy Trusts and E&P MLPs. Energy Trusts, MLPs and Other Energy Companies are subject to certain risks, including, but not limited to, the following:
  Energy Companies may be affected by fluctuations in the prices of commodities, including, for example, natural gas, natural gas liquids and crude oil, in the short- and long-term. Natural resources commodity prices have been very volatile in the past and such volatility is expected to continue.
  The operating results of companies in the broader energy sector are cyclical, with fluctuations in commodity prices and demand for commodities driven by a variety of factors.  The highly cyclical nature of the energy sector may adversely affect the earnings or operating cash flows of certain Energy Companies in which the Fund will invest.
  A significant decrease in the production of natural gas, crude oil, or other energy commodities due to the decline of production from existing resources, import supply disruption, depressed commodity prices or otherwise, would reduce the revenue, operating income and operating cash flows of certain Energy Companies and, therefore, their ability to make distributions or pay dividends.
  A sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of Energy Companies.
  Energy Companies may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies.  Acquisition or expansion projects may not perform as anticipated.
  The energy sector is highly competitive.  The Energy Companies in which the Fund invests will face substantial competition from other companies, many of which will have greater financial, technological, human and other resources.
  Extreme weather conditions could result in substantial damage to the facilities of certain Energy Companies and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities.
  The prices of Energy Company securities may be susceptible to a decline when interest rates rise. Rising interest rates could adversely impact the financial performance of Energy Companies by increasing their cost of capital.
  The profitability of Energy Companies could be adversely affected by changes in the regulatory environment. Energy Companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Such regulation can change over time in both scope and intensity.  The elimination of tax incentives used by Energy Companies could adversely affect Energy Companies and/or the energy sector generally.
  There is an inherent risk that Energy Companies may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle.  Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of Energy Companies, and the cost of any remediation that may become necessary, which Energy Companies may not be able to recover from insurance.
  Certain Energy Companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company’s revenues and cash flows and ability to make distributions.
  The operations of Energy Companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.
See “Additional Information About the Investment Strategies and Related Risks of the Funds — Principal Risks of Investing in the Funds—Risks Associated with MLPs and Companies in the Natural Resources and Energy Sectors” for additional information.

Industry Specific Risks. Energy Companies are also subject to risks that are specific to the particular industry in which they operate.  See “Additional Information About the Investment Strategies and Related Risks of the Funds — Principal Risks of Investing in the Funds—Industry Specific Risks” for additional information.

Cash Flow Risk.  The Fund will derive substantially all of its cash flow from investments in equity securities of Energy Companies. The amount of cash that the Fund has available to distribute to shareholders will depend on the ability of the Energy Companies in which the Fund has an interest to make distributions or pay dividends to their investors and the tax character of those distributions or dividends, and the U.S. federal, state and local income taxes imposed on the Fund as a regular corporation (or “C” corporation).

Concentration Risk.  Under normal circumstances, the Fund concentrates its investments in the energy sector, with an emphasis on securities issued by Energy Trusts and E&P MLPs.  A fund that invests primarily in a particular industry or group of industries could experience greater volatility than funds investing in a broader range of industries.

U.S. Royalty Trust Structure Risk. Royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

Canadian Royalty Trusts and Canadian E&P Companies Risk.  Canadian royalty trusts are generally subject to similar risks as U.S. royalty trusts, as described above.  However, unlike U.S. royalty trusts, Canadian royalty trusts and E&P companies may engage in the acquisition, development and production of natural gas and crude oil to replace depleting reserves.  They may have employees, issue new shares, borrow money, acquire additional properties, and may manage the resources themselves.  As a result, Canadian royalty trusts and Canadian E&P companies are exposed to commodity risk and production and reserve risk, as well as operating risk.

Canadian Investment Risks. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy. The Canadian economy is dependent on the economy of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor.

MLP Structure Risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.

Tax Risks. An investment in the Fund will involve tax risks, including, but not limited to:
  U.S. royalty trusts are generally not subject to U.S. federal corporate income taxation at the trust or entity level. Instead, each unitholder of the U.S. royalty trust is required to take into account its share of all items of the U.S. royalty trust’s income, gain, loss, deduction and expense. It is possible that the Fund’s share of taxable income from a U.S. royalty trust may exceed the cash actually distributed to it from the U.S. royalty trust in a given year.
  If, as a result of a change in current law or a change in an MLP’s business, an MLP were to be treated as a corporation for U.S. federal income tax purposes, it would be subject to U.S. federal income tax on its income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%).Therefore, treatment of MLPs as corporations for U.S. federal income tax purposes would result in a reduction in the after-tax return to the Fund, likely causing a reduction in the value of the Fund’s shares.
  The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. Accordingly, the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. The portion, if any, of a distribution received by the Fund as the holder of an MLP equity security that is offset by the MLP’s tax deductions or losses generally will be treated as a return of capital. However, those distributions will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. The percentage of an MLP’s income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. The Fund’s tax estimates could vary substantially from the actual liability and therefore the determination of the Fund’s actual tax liability may have a material impact on the Fund’s net asset value. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to Shareholders.
  In calculating the Fund’s daily net asset value in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. Upon the Fund’s sale of a portfolio security, the Fund may be liable for previously deferred taxes. If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.  The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset. The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s net asset value per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily net asset value, the application of such final valuation allowance could have a material impact on the Fund’s net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Such modifications, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s net asset value per share, which could be material.
  Changes in tax laws, regulations or interpretations of those laws or regulations in the future could adversely affect the Fund or the Energy Companies in which the Fund will invest.
Investment Strategy Risk. The investment strategy of investing primarily in Energy Trusts and MLPs and being treated as a regular corporation, or “C” corporation, rather than electing to be treated as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for open-end registered investment companies such as the Fund. This strategy involves complicated and in some cases unsettled accounting, tax and net asset and share valuation aspects that cause the Fund to differ significantly from most other open-end registered investment companies. Accounting, tax and valuation practices in this area are still developing, which may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the “Board”) or its designee pursuant to procedures adopted by the Board.

Equity Securities Risk. Equity securities of Energy Companies can be affected by macroeconomic, political, global and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards the energy sector, changes in a particular company’s financial condition, or the unfavorable or unanticipated poor performance of a particular Energy Company (which, in the case of an Energy Trust or MLP, is generally measured in terms of distributable cash flow). Prices of equity securities of individual Energy Companies can also be affected by fundamentals unique to the company, including earnings power and coverage ratios.

Small-Cap and Mid-Cap Company Risk. Small-cap or mid-cap Energy Companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger Energy Companies, and may be more vulnerable to adverse general market or economic developments. Stocks of these Energy Companies may be less liquid than those of larger Energy Companies.

Debt Securities Risks. Debt securities are subject to many of the risks described elsewhere in this section. In addition, they are subject to credit risk, prepayment risk and, depending on their quality, other special risks.  An issuer of a debt security may be unable to make interest payments and repay principal. The Fund could lose money if the issuer of a debt obligation is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security may further decrease its value. Below investment grade and unrated debt securities generally pay a premium above the yields of U.S. government securities or debt securities of investment grade issuers because they are subject to greater risks than these securities.

Liquidity Risk. The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. In addition, certain Energy Company securities, while liquid, may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain Energy Company securities experience limited trading volumes, the prices of such Energy Company securities may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, illiquid or less liquid securities may be difficult to dispose of at a fair price at the times when the Investment Adviser believes it is desirable or required to do so in order to meet redemption requests or comply with regulatory requirements.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and will not elect to be treated as a regulated investment company under the Code. As a result, there are no regulatory requirements under the 1940 Act or the Code that limit the proportion of the Fund’s assets that may be invested in securities of a single issuer. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-year and since inception periods compare with various benchmarks. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns in the bar chart and best/worst quarter are for Class A Shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The performance of other share classes will differ due to their different expense structures. Updated performance is available on the Fund’s website www.cushingfunds.com and by calling 877-9-MLPFUNDS (877-965-7386).
Cushing® Royalty Energy Income Fund Class A Shares Average Annual Total Returns Calendar Years Ended 12/31

Best Quarter:	1st quarter, 2013	5.95%
Worst Quarter:	2nd quarter 2013	(1.99)%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31)
Average Annual Total Returns The Cushing Royalty Energy Income Fund	One Year	Since Inception	Inception Date
Class A Shares	0.21%	(0.60%)	Jul. 02, 2012
Class A Shares Return After Taxes on Distributions	0.21%	(0.60%)	Jul. 02, 2012
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	0.12%	(0.45%)	Jul. 02, 2012
Class C Shares	4.54%	2.67%	Jul. 02, 2012
Class I Shares	6.59%	3.69%	Jul. 02, 2012
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	25.12%	Jul. 02, 2012